SHARE-BASED PAYMENTS (Details 3) - Subsidiaries Compensation Plans [Member] - Restricted Stock [Member] - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of other equity instruments outstanding [Roll Forward]
Beginning balance	309,710	237,856	175,910
Granted		129,218	138,282
Exercised	(83,958)	(41,801)	(15,811)
Not acquired due to breach of employment retention conditions	(8,916)	(15,563)	(60,525)
Ending balance	216,836	309,710	237,856